Financial risk management and fair values - Remaining Contractual Maturities Of Group's Financial Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	¥ 3,072,991	¥ 2,809,182
Trade and other payables	3,072,991	2,809,182
Loans and borrowings, undiscounted cash flows	7,694	22,235
Loans and borrowings	6,948	20,594
Lease liabilities, undiscounted cash flows	706,323	892,014
Lease liabilities	651,065	804,412
Total	3,787,008	3,723,431
Total carrying amount	3,731,004	3,634,188
Within 1 year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	3,072,991	2,809,182
Loans and borrowings, undiscounted cash flows	645	13,944
Loans and borrowings	445	13,669
Lease liabilities, undiscounted cash flows	263,332	342,211
Total	3,336,968	3,165,337
More than 1 year but less than 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, undiscounted cash flows	845	641
Loans and borrowings	650	442
Lease liabilities, undiscounted cash flows	188,172	217,229
Total	189,017	217,870
More than 2 years but less than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, undiscounted cash flows	6,204	1,880
Loans and borrowings	5,853	1,297
Lease liabilities, undiscounted cash flows	215,398	277,726
Total	221,602	279,606
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, undiscounted cash flows		5,770
Loans and borrowings		5,186
Lease liabilities, undiscounted cash flows	39,421	54,848
Total	¥ 39,421	¥ 60,618